Operations and Reorganization - History of the Group and Basis of presentation (Details)		1 Months Ended		12 Months Ended
	Jan. 14, 2016 shareholder	Oct. 31, 2014 shareholder	Jun. 30, 2013 item	Dec. 31, 2016	Jan. 05, 2012
Philippines Co II
Operations and Reorganization
Equity interest (as a percent)		99.99986%		99.99986%
Philippines Co II | Individual shareholders
Operations and Reorganization
Number of individual shareholders		7
Beneficial interest held		0.00014%
Philippines Co III
Operations and Reorganization
Equity interest (as a percent)	99.996%			99.996%
Philippines Co III | Individual shareholders
Operations and Reorganization
Number of individual shareholders	5
Beneficial interest held	0.004%
Dasheng Zhixing
Operations and Reorganization
Beneficial interest held by Founding Shareholders				100.00%
Dasheng Zhixing | Founding Shareholders
Operations and Reorganization
Percentage of ownership set aside for an employee option plan					15.00%
Beneficial interest held by Founding Shareholders			71.00%
Dasheng Zhixing | Angel investors
Operations and Reorganization
Number of angel investors | item			2
Beneficial interest held			29.00%